Staff costs (Table)	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Staff costs

	2022	2021	2020
	£m	£m	£m
Incentive awards granted:
Current year bonus	1,241	1,278	1,090
Deferred bonus	549	667	490
Total incentive awards granted	1,790	1,945	1,580

Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year	(388)	(457)	(335)
Add: current year charges for deferred bonuses from previous years	399	280	293
Other differences between incentive awards granted and income statement charge	35	(23)	(34)
Income statement charge for performance costs	1,836	1,745	1,504

Other income statement charges:
Salaries	4,732	4,290	4,322
Social security costs	714	619	613
Post-retirement benefits[a]	563	539	519
Other compensation costs	504	431	479
Total compensation costs[b]	8,349	7,624	7,437

Other resourcing costs:
Outsourcing	607	357	342
Redundancy and restructuring	(7)	296	102
Temporary staff costs	113	109	102
Other	190	125	114
Total other resourcing costs	903	887	660

Total staff costs	9,252	8,511	8,097

Notes
a    Post-retirement benefits charge includes £313m (2021: £289m; 2020: £279m) in respect of defined contribution schemes and £250m (2021: £250m; 2020: £240m) in respect of defined benefit schemes.
b    £604m (2021: £484m; 2020: £451m) of Group compensation was capitalised as internally generated software and excluded from the Staff cost disclosed above .